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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number          811-08007
                                  ----------------------------------------------


                               Levco Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


 One Rockefeller Plaza, 25th Floor, New York, New York              10020
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       (Address of principal executive offices)                   (Zip code)


LEVCO Series Trust, One Rockefeller Plaza, 25th Floor, New York, New York  10020
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:       (212) 332-8400
                                                   -----------------------------

Date of fiscal year end:           December 31
                        --------------------------------------------------------

Date of reporting period:          September 30, 2005
                         -------------------------------------------------------


ITEM 1. SCHEDULE OF INVESTMENTS.



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                            LEVCO EQUITY VALUE FUND
                        Schedule of Portfolio Investments
                               September 30, 2005
                                   (Unaudited)

                              SECURITY
               SHARES        DESCRIPTION                                                                                  VALUE
               ------        -----------                                                                                  -----
COMMON STOCKS  (98.6%):
Consumer Discretionary  (9.0%):
                  10,200   Avon Products, Inc.                                                                             $275,400
                   4,800   Federated Department Stores, Inc.                                                                320,976
                  16,400   Home Depot, Inc.                                                                                 625,496
                   7,237   Limited Brands, Inc.                                                                             147,852
                  40,796   News Corp. (Class A)                                                                             636,009
                   8,600   Time Warner, Inc.                                                                                155,746
                   5,150   Viacom, Inc. (Class B)                                                                           170,002
                   9,800   Wal-Mart Stores, Inc.                                                                            429,436
                                                                                                                            -------
                                                                                                                          2,760,917
                                                                                                                          ---------
Consumer Staples  (8.2%):
                   8,800   Altria Group, Inc.                                                                               648,648
                   7,000   Colgate-Palmolive Co.                                                                            369,530
                  10,800   Diageo p.l.c. (ADR)                                                                              626,508
                   3,600   General Mills, Inc.                                                                              173,520
                   6,150   PepsiCo, Inc.                                                                                    348,767
                   5,800   Procter & Gamble Co.                                                                             344,868
                                                                                                                            -------
                                                                                                                          2,511,841
                                                                                                                          ---------
Financial Services  (22.8%):
                   2,900   Allstate Corp.                                                                                   160,341
                   6,500   American Express Co.                                                                             373,360
                  26,872   Bank of America Corp.                                                                          1,131,310
                  21,700   Bank of New York Co., Inc.                                                                       638,197
                  24,650   Citigroup, Inc.                                                                                1,122,068
                   6,300   Freddie Mac                                                                                      355,698
                  11,800   JPMorgan Chase & Co.                                                                             400,374
                  10,250   MBNA Corp.                                                                                       252,560
                   9,600   Merrill Lynch & Co., Inc.                                                                        588,960
                   9,600   Nuveen Investments, Inc. (Class A)                                                               378,144
                  22,737   U.S. Bancorp                                                                                     638,455
                   9,800   Wachovia Corp.                                                                                   466,382
                   8,350   Wells Fargo & Co.                                                                                489,060
                                                                                                                            -------
                                                                                                                          6,994,909
                                                                                                                          ---------
Healthcare  (6.5%):
                   6,800   Johnson & Johnson                                                                                430,304
                  31,100   Pfizer, Inc.                                                                                     776,567
                   5,600   Universal Health Services, Inc.  (Class B)                                                       266,728
                  11,750   Wyeth                                                                                            543,673
                                                                                                                            -------
                                                                                                                          2,017,272
                                                                                                                          ---------
Integrated Oils  (9.2%):
                  11,700   BP p.l.c. (ADR)                                                                                  828,945
                  11,849   ChevronTexaco Corp.                                                                              766,986
                  19,600   Exxon Mobil Corp.                                                                              1,245,383
                                                                                                                          ---------
                                                                                                                          2,841,314
                                                                                                                          ---------
Materials & Processing  (3.7%):
                  13,900   Dow Chemical Co.                                                                                 579,213
                   3,900   E.I du Pont de Nemours & Co.                                                                     152,763
                   7,300   Georgia-Pacific Corp.                                                                            248,638
                   2,800   PPG Industries, Inc.                                                                             165,732
                                                                                                                            -------
                                                                                                                          1,146,346
                                                                                                                          ---------
Other  (8.7%):
                  29,450   General Electric Co.                                                                             991,581
                   5,750   Honeywell International, Inc.                                                                    215,625
                  10,500   Textron, Inc.                                                                                    753,060

                  26,050   Tyco International Ltd.                                                                          725,493
                                                                                                                            -------
                                                                                                                          2,685,759
                                                                                                                          ---------
Other Energy  (4.7%):
                   9,400   Apache Corp.                                                                                     707,068
                     800   Cooper Cameron Corp. *                                                                            59,144
                   2,600   FMC Technologies, Inc. *                                                                         109,486
                  23,250   Williams Cos., Inc.                                                                              582,413
                                                                                                                            -------
                                                                                                                          1,458,111
                                                                                                                          ---------
Producer Durables  (8.8%):
                  12,200   Agilent Technologies, Inc. *                                                                     399,550
                   9,850   Lockheed Martin Corp.                                                                            601,244
                  17,400   Northrop Grumman Corp.                                                                           945,690
                   3,700   Pitney Bowes, Inc.                                                                               154,438
                  11,500   United Technologies Corp.                                                                        596,160
                                                                                                                            -------
                                                                                                                          2,697,082
                                                                                                                          ---------
Technology  (9.6%):
                  25,200   Accenture Ltd. *                                                                                 641,592
                  15,700   Cisco Systems, Inc. *                                                                            281,501
                   6,300   Hewlett-Packard Co.                                                                              183,960
                   4,300   International Business Machines Corp.                                                            344,946
                  29,582   Koninklijke Philips Electronics NV (ADR)                                                         789,247
                  25,100   Microsoft Corp.                                                                                  645,823
                   2,200   Texas Instruments, Inc.                                                                           74,580
                                                                                                                             ------
                                                                                                                          2,961,649
                                                                                                                          ---------
Utilities  (7.4%):
                   9,450   Entergy Corp.                                                                                    702,324
                   4,700   Exelon Corp.                                                                                     251,168
                  14,850   PG&E Corp.                                                                                       582,863
                  15,000   SBC Communications, Inc.                                                                         359,550
                  11,800   Verizon Communications, Inc.                                                                     385,742
                                                                                                                            -------
                                                                                                                          2,281,647
                                                                                                                          ---------
TOTAL COMMON STOCKS                                                                                                      30,356,847
                                                                                                                         ----------

SHORT TERM INVESTMENTS  (0.8%):
                 252,382   BBH Grand Cayman, 2.93%, 10/3/05                                                                 252,382
                                                                                                                            -------
TOTAL SHORT TERM INVESTMENTS                                                                                                252,382
                                                                                                                            -------



TOTAL INVESTMENTS (COST $28,683,406) (a) - 99.4%                                                                        $30,609,229
                                                                                                                         ----------

------------

* Non-income producing securities.
(a)      Represents cost for financial reporting purposes.
ADR--American Depositary Receipt

PERCENTAGES ARE BASED ON NET ASSETS OF $30,801,168

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS






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                             LEVCO EQUITY VALUE FUND
--------------------------------------------------------------------------------


NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)

SECURITY VALUATION--Securities traded on a national exchange are valued at the last sales price. Securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest, approximates value. Securities for which quotations are not available are stated at fair value as determined by procedures approved by the Board of Trustees. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account.


INVESTMENTS--For federal income tax purposes, the identified cost of investments owned at September 30, 2005 was $28,938,928. As of September 30, 2005, net unrealized appreciation for federal income tax purposes aggregated $1,670,301 of which $2,607,998 related to appreciated securities and $937,697 related to depreciated securities.


SECURITIES TRANSACTIONS - Changes in holdings of the portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date.






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ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) are attached hereto.




                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)       LEVCO Series Trust
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By (Signature and Title)*  /s/ Glenn A. Aigen
                        --------------------------------------------------------

Glenn A. Aigen, Chief Financial Officer and Treasurer
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Date    November 22, 2005
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         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John C. Siciliano
                        --------------------------------------------------------

John C. Siciliano, Chief Executive Officer
--------------------------------------------------------------------------------

Date   November 22, 2005
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By (Signature and Title)*  /s/ Glenn A. Aigen
                        --------------------------------------------------------

Glenn A. Aigen, Chief Financial Officer and Treasurer
--------------------------------------------------------------------------------

Date   November 22, 2005
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.